Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements By Level [Line Items]
Total	$ 270,858	$ 248,495
Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	69,485	62,003
Other types of investments	6,050	5,603
Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	1,629	4,913
All Other Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments		155,389
Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	4,573	1,437
U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	7,989	19,150
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements By Level [Line Items]
Total	14,579	28,693
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	(310)
Other types of investments	6,050	5,603
Fair Value, Inputs, Level 1 [Member] | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	850	3,735
Fair Value, Inputs, Level 1 [Member] | All Other Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	181,132
Fair Value, Inputs, Level 1 [Member] | U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	7,989	19,150
Significant Observable Inputs (Level 2)
Fair Value Measurements By Level [Line Items]
Total	256,279	219,802
Significant Observable Inputs (Level 2) | Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	69,795	61,798
Significant Observable Inputs (Level 2) | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	779	1,178
Significant Observable Inputs (Level 2) | All Other Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	181,132	155,389
Significant Observable Inputs (Level 2) | Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	$ 4,573	$ 1,437